Equity - Schedule of warrants outstanding and exercisable (Details) - Warrants [member]	Sep. 30, 2024 Share $ / shares	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares	Mar. 31, 2022 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	3,220,000	5,243,727	3,573,727	3,573,727
Number of warrants exercisable	3,220,000
Exercise price | $ / shares	$ 5.89	$ 15.2	$ 22.92	$ 22.92
December 28, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	2,875,000
Number of warrants exercisable	2,875,000
Exercise price | $ / shares	$ 6
December 28, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants outstanding	345,000
Number of warrants exercisable	345,000
Exercise price | $ / shares	$ 5